Loss Per Share (Details) - shares	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024
Loss per Share [Abstract]
Shares outstanding	8,288,000	2,049,803	6,231,000	1,151,587